Significant customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant customers revenue or gross accounts receivable
Threshold percentage	5.00%	5.00%	5.00%
Revenue	$ 3,101,175	$ 2,914,180	$ 2,236,415
Customer A
Significant customers revenue or gross accounts receivable
Revenue	$ 636,662	$ 382,853	$ 366,696
Percentage of entity's revenue	21.00%	13.00%	16.00%
Gross accounts receivable	$ 133,281	$ 78,639	$ 75,643
Percentage of the entity's gross receivables	33.00%	16.00%	19.00%
Customer B
Significant customers revenue or gross accounts receivable
Revenue	$ 538,102	$ 609,802	$ 324,267
Percentage of entity's revenue	17.00%	21.00%	15.00%
Gross accounts receivable	$ 95,575	$ 129,619	$ 50,068
Percentage of the entity's gross receivables	23.00%	26.00%	13.00%
Customer C
Significant customers revenue or gross accounts receivable
Revenue	$ 206,635
Percentage of entity's revenue	7.00%
Gross accounts receivable	$ 28,521
Percentage of the entity's gross receivables	7.00%